Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments classified as Level 3 - Level 3 [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Present Value Method [Member] | Financial Derivative Contracts [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments classified as Level 3 [Line Items]
Main unobservabe inputs	[1]	Curves on TAB	Curves on TAB
Impact Sens. -1bp Unfavourable scenario		$ (1.3)	$ (2.3)
Impact Sens. +1bp Favourable scenario		$ (1.3)	$ 2.3
Internal Rate Of Return Method [Member] | Debt Instrument At FVOCI [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments classified as Level 3 [Line Items]
Main unobservabe inputs	[2]	BR UF	BR UF
Impact Sens. -1bp Unfavourable scenario
Impact Sens. +1bp Favourable scenario

[1]	TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
[2]	BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.